SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 81,521	$ 82,385
Business services
Disclosure of operating segments [line items]
Total assets	37,910	38,066
Infrastructure services
Disclosure of operating segments [line items]
Total assets	17,255	17,180
Industrials
Disclosure of operating segments [line items]
Total assets	26,072	26,822
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 284	$ 317